Goodwill & Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill & Intangible Assets, Net [Abstract]
Schedule of Goodwill and Intangible Assets	The following table presents the changes in the carrying amount of goodwill during the periods ended December 31, 2023, and 2022 (U.S. dollars in thousands):
Segment of Operation	Radiology Services	AI Solutions	Total
Balance as of December 31, 2021	$7,055	$51,243	$58,298
Impairment of the Goodwill related to the acquisition of Nanox AI	$-	$(50,878)	$(50,878)
Balance as of December 31, 2022	$7,055	$365	$7,420
Impairment of the Goodwill related to the acquisition of Nanox AI	$-	$(365)	$(365)
Impairment of the Goodwill related to the acquisition of USARAD	$(7,055)	$-	$(7,055)
Balance as of December 31, 2023	$-	$-	$-

Schedule of Reporting Units Exceeded the Carrying Value	As of December 31, 2022, the percentage by which the estimated fair value of the Company’s reporting units exceeded the carrying value was as the following:
	Goodwill from acquisition of Nanox AI Unit #1	Goodwill from acquisition of USARAD Unit #2
Goodwill Assigned (in millions)	$365	$7,055
Fair Value/Carrying Amount	100.00%	105.3%

Schedule of Intangible Assets	Identifiable intangible assets consisted of the following:
				Accumulated
				amortization
	Useful life	Gross carrying amount		December 31,		Net carrying amount
	(Years)	2023	2022	2023	2022	2023	2022
				(U.S. $ in thousands)

Developed technology	10	27,316	$27,316	$5,921	$3,187	$21,395	$24,129
Image big data	10	52,500	52,500	11,375	6,125	41,125	46,375
Market platform	4	2,591	2,591	1,404	756	1,187	1,835
Radiologist relationships	11.17	17,770	17,770	3,448	1,856	14,322	15,914
Trade name	12.17	2,095	2,095	373	201	1,722	1,894
Customer relationships	6.17	1,322	1,322	466	250	856	1,072
Weighted Average Useful life (Years)	10.05	$103,594	$103,594	$22,987	$12,375	$80,607	$91,219

Schedule of Amortization of Intangible Assets	Amortization of intangible assets for each of the next five years and thereafter is expected to be as follows (U.S. dollars in thousands):
Year ended December 31,
2024	$10,607
2025	10,498
2026	9,959
2027	9,959
2028 and thereafter	39,584
Total	$80,607